16. REVENUES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 6,162,402	$ 1,412,042
Product Sales [Member]
Revenues	6,144,251	1,401,103
Maintenance Fees [Member]
Revenues	7,576	7,114
Professional Services [member]
Revenues	$ 10,575	$ 3,825